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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07562
Invesco New York Quality Municipal Securities
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco New York Quality Municipal
Securities
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us     MS-CE-NYQMS-QTR-1  05/12     Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–132.21%

New York–119.52%

Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (a)	5.00%	12/15/25	$500	$567,020

Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	500	584,520

Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	596,825

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (b)	0.00%	07/15/34	1,615	502,798

Series 2009, PILOT RB	6.25%	07/15/40	200	224,692

Series 2009, PILOT RB	6.38%	07/15/43	200	225,884

Chautauqua (County of) Industrial Development Agency (NRG Energy, Inc. — Dunkirk Power LLC); Series 2009, Exempt Facility RB	5.88%	04/01/42	650	716,801

Erie (County of) Industrial Development Agency (City of Buffalo School District);
Series 2011 A, School Facility RB (c)	5.25%	05/01/30	405	468,103

Series 2011 A, School Facility RB (c)	5.25%	05/01/31	1,000	1,150,790

Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB (d)	5.20%	12/01/23	500	513,875

Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	460	506,087

Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	430	495,936

Long Island Power Authority; Series 2009 A, Electric System General RB	5.75%	04/01/39	635	733,863

Madison (County of) Industrial Development Agency (Colgate University); Series 2003 B, RB	5.00%	07/01/33	1,000	1,023,450

Madison (County of) Industrial Development Agency (Oneida Health Systems, Inc.); Series 2007, Civic Facility RB	5.50%	02/01/32	250	254,450

Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	500	558,390

Subseries 2011 B-2, Dedicated Tax Fund RB	5.00%	11/15/32	360	415,843

Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	180	197,248

Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	425	471,261

Montgomery (County of) Industrial Development Agency (Hamilton Fulton Montgomery Board of Cooperative Educational Services); Series 2005 A, Lease RB (INS-SGI) (a)	5.00%	07/01/34	1,000	1,009,900

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	5.88%	01/01/18	500	350,610

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	916,330

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	390	433,973

New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	545	558,532

New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	500	524,835

New York (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility RB (e)(f)	6.38%	07/01/12	430	432,163

New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.); Series 2005, Special Facility RB (d)(e)(g)	5.50%	01/01/16	2,000	2,109,060

New York (City of) Municipal Water Finance Authority;
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	1,500	1,730,685

Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	600	685,836

New York (City of) Transitional Finance Authority;
Series 2003 D, Future Tax Sec. RB (e)(f)	5.25%	02/01/13	885	914,833

Series 2004, Future Tax Sec. RB (e)(f)	5.00%	02/01/14	235	253,422

Series 2004, Future Tax Sec. RB (INS-NATL) (a)	5.00%	02/01/21	265	284,305

Series 2008 S-2, Building Aid RB	6.00%	07/15/33	300	353,934

Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/28	625	749,075

Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/29	500	591,085

See accompanying notes which are an integral part of this schedule.
     Invesco New York Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

Series 2009 A, Future Tax Sec. RB (c)	5.00%	05/01/30	$500	$568,555

Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	500	559,290

Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/33	1,500	1,730,505

New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	380	414,565

New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (c)	5.00%	04/01/28	2,250	2,545,830

New York (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2004, RB (INS-NATL) (a)	5.00%	02/01/34	1,000	1,028,370

New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/27	1,140	1,308,253

Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/28	1,140	1,303,978

Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	750	877,267

Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	498,956

Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	500	578,885

New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, RB	5.75%	07/01/33	540	616,534

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/27	700	886,809

Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/31	445	572,964

New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (c)	5.00%	07/01/35	3,990	4,472,870

New York (State of) Dormitory Authority (Department of Health); Series 2004, Ref. RB	5.00%	07/01/23	1,000	1,084,320

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (a)	5.25%	07/01/28	410	470,610

New York (State of) Dormitory Authority (Fordham University); Series 2008 B, RB (INS-AGC) (a)	5.00%	07/01/33	500	544,335

New York (State of) Dormitory Authority (General Purpose);
Series 2010 E, State Personal Income Tax RB	5.00%	02/15/40	500	564,470

Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	600	701,934

New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-Radian) (a)	5.00%	07/01/41	400	404,812

New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 2003 1, RB (e)(f)	5.00%	07/01/13	1,000	1,051,520

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	1,000	1,083,880

New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	430	469,483

New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	500	579,130

New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS-AMBAC) (a)	5.50%	07/01/31	500	650,155

Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	285	366,313

New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/32	500	552,770

New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, RB	6.13%	12/01/29	375	407,914

New York (State of) Dormitory Authority (Pratt Institution); Series 2009 C, RB (INS-AGC) (a)	5.13%	07/01/39	400	433,792

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	400	439,404

New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	370	418,363

New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	500	599,870

Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/24	500	572,520

Series 2011 A, RB	5.00%	10/01/25	245	285,229

New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	549,490

New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	555	624,847

Series 2011, Ref. RB	5.00%	07/01/31	350	389,820

New York (State of) Dormitory Authority (Vassar College); Series 2007, RB	5.00%	07/01/46	405	433,929

See accompanying notes which are an integral part of this schedule.
     Invesco New York Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group); Series 2003 B, RB	5.50%	07/01/23	$750	$765,225

New York (State of) Dormitory Authority; Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	500	544,130

New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (h)	11.01%	04/01/20	1,500	1,509,960

New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	355	405,999

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	410	486,707

New York City Health & Hospital Corp.;
Series 2003 A, Health System RB (INS-AMBAC) (a)	5.25%	02/15/21	2,000	2,055,040

Series 2010 A, Health System RB	5.00%	02/15/30	550	614,125

New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	430	482,456

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB	5.00%	09/15/40	2,000	2,261,780

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	555	625,679

New York Local Government Assistance Corp.; Series 1993 C, Ref. RB	5.50%	04/01/17	2,000	2,363,700

New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/39	400	450,184

New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	300	353,562

New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	859,103

Niagara Falls (City of) Public Water Authority; Series 2005, Water & Sewer System RB (INS-SGI) (a)	5.00%	07/15/26	1,000	1,048,610

North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/15/23	940	1,159,236

Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	475	475,147

Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	485	521,807

Rockland (County of); Series 2012, Limited Tax TAN	2.50%	03/06/13	215	216,376

Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	10/15/29	1,500	1,635,735

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (d)(e)(g)(i)	6.63%	10/01/13	380	385,050

Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,015,470

Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	210	229,026

Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (d)	5.00%	11/01/36	500	529,830

Tobacco Settlement Financing Corp.; Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	1,000	1,050,250

Triborough Bridge & Tunnel Authority; Series 2003 A, Sub. RB (INS-AMBAC) (a)	5.00%	11/15/28	1,500	1,581,390

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2010 A, RB	5.00%	09/01/30	500	555,395

Series 2010 A, RB	5.13%	09/01/40	985	1,074,812

United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/26	815	915,815

				79,920,554

Puerto Rico–8.67%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	650	694,408

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	600	622,560

Series 2010 XX, RB	5.75%	07/01/36	400	439,664

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	300	333,804

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB (b)	0.00%	08/01/33	415	362,291

First Subseries 2010 A, CAB RB (b)	0.00%	08/01/34	1,000	297,410

First Subseries 2010 A, CAB RB (b)	0.00%	08/01/35	2,500	693,400

See accompanying notes which are an integral part of this schedule.
     Invesco New York Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)

First Subseries 2010 A, RB	5.38%	08/01/39	$235	$251,732

First Subseries 2010 C, RB	5.25%	08/01/41	325	345,251

Series 2011 C, RB (c)	5.00%	08/01/40	600	641,118

Series 2011 C, RB (c)	5.25%	08/01/40	1,005	1,113,982

				5,795,620

Virgin Islands–2.07%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	280	326,491

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	529,475

Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/22	500	532,360

				1,388,326

Guam–1.95%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	110	118,058

Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	200	206,870

Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	500	507,655

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	435	472,001

				1,304,584

TOTAL INVESTMENTS(j)–132.21% (Cost $80,777,167)				88,409,084

Floating Rate Note Obligations–(15.41)%

Notes with interest rates ranging from 0.15% to 0.28% at 05/31/12 and contractual maturities of collateral ranging from 08/15/27 to 08/01/40 (See Note 1D)(k)				(10,305,000)

OTHER ASSETS LESS LIABILITIES–3.54%				2,364,467

PREFERRED SHARES–(20.34)%				(13,600,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$66,868,551

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
Conv.	—	Convertible
GO	—	General Obligation
INS	—	Insurer
NATL	—	National Public Finance Guarantee Corp.
PILOT	—	Payment-in-Lieu-of-Tax
Radian	—	Radian Asset Assurance, Inc.
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TAN	—	Tax Anticipation Notes
See accompanying notes which are an integral part of this schedule.
     Invesco New York Quality Municipal Securities

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Security subject to the alternative minimum tax.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(h)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,509,960 which represents 2.26% of net assets.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2012 represented 0.58% of the Trust’s Net Assets.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

American Municipal Bond Assurance Corp.	8.7%

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $17,905,368 are held by Dealer Trusts and serve as collateral for the $10,305,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
     Invesco New York Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations—Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income—Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination—For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations—The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities.
     Invesco New York Quality Municipal Securities

D.	Floating Rate Note Obligations—(continued)
     The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks—The Fund may be affected by economic and political developments in the state of New York.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
     Invesco New York Quality Municipal Securities

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$88,409,084	$—	$88,409,084

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $2,379,502 and $1,962,863, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,836,510

Aggregate unrealized (depreciation) of investment securities	(295,077)

Net unrealized appreciation of investment securities	$7,541,433

Cost of investments for tax purposes is $80,867,651.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which the Trust would merge with and into Invesco Van Kampen Trust for Investment Grade New York Municipals (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Trust will become assets and liabilities of the Acquiring Trust and the Trust’s shareholders will become shareholders of the Acquiring Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
     Invesco New York Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco New York Quality Municipal Securities

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.